Finance Income (Tables)	6 Months Ended
Jun. 30, 2024
Finance Income [Abstract]
Schedule of finance income

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
	£’000	£’000	£’000	£’000
Bank interest income	3,866	4,214	7,704	7,777
	3,866	4,214	7,704	7,777